Note 12: Corporate Action	3 Months Ended
Aug. 31, 2010
Notes
Note 12: Corporate Action

NOTE 12: CORPORATE ACTION

A Certificate of Amendment to the Certificate of Incorporation was authorized by the Company’s Board of Directors on May 15, 2010 and approved by the written consent of the holders of a majority of the Company’s shareholders owning a majority of the outstanding issued and outstanding voting shares. The Certificate of Amendment provided for the Company to:

•         Change its name from Real Value Estates, Inc. to Xun Energy, Inc.;

•         Increase the number of authorized shares of its common stock from 100 million shares $0.0001 par value to 5 billion shares of common stock, $0.0001 par value; and

•         An 80:1 forward split of the Company’s issued and outstanding common stock.

On July 20, 2010, the Company filed a Certificate of Amendment to the Company’s certificate of incorporation with the Nevada Secretary of State to effect the name change to Xun Energy, Inc. and to increase the authorized common stock to 5 billion shares of common stock, $0.0001 par value.

On August 3, 2010, the corporate action became effective whereby the 6,380,200 issued and authorized shares of common stock were forward split resulting in 510,416,000 issued and outstanding shares of common stock.